Taxation - Summary of Tax Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current tax	£ (422)	£ (264)	£ (382)
Deferred tax	96	(11)	44
Tax expense	(326)	(275)	(338)
United Kingdom [member]
Current tax
Current tax	(46)	(80)	(141)
Rest of world [member]
Current tax
Current tax	£ (376)	£ (184)	£ (241)